S000076483 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
iShares Neuroscience and Healthcare ETF | iShares Neuroscience and Healthcare ETF
Prospectus [Line Items]
Annual Return [Percent]	(2.66%)	0.99%